UBS PW TAMARACK INTERNATIONAL FUND, L.L.C.
                              FINANCIAL STATEMENTS
                      WITH REPORT OF INDEPENDENT AUDITORS

                               FOR THE YEAR ENDED
                               DECEMBER 31, 2002

                   UBS PW TAMARACK INTERNATIONAL FUND, L.L.C.
                              FINANCIAL STATEMENTS
                       WITH REPORT OF INDEPENDENT AUDITORS

                               FOR THE YEAR ENDED
                               DECEMBER 31, 2002

                                    CONTENTS

Report of Independent Auditors ..........................................     1

Statement of Assets, Liabilities and Members' Capital ...................     2

Statement of Operations .................................................     3

Statements of Changes in Members' Capital ...............................     4

Notes to Financial Statements ...........................................     5

Schedule of Portfolio Investments .......................................    13

Schedule of Investments by Country ......................................    21

                         Report of Independent Auditors

To the Members and Board of Directors of UBS PW Tamarack International Fund, L.L.C.

We have audited the accompanying statement of assets, liabilities and members' capital of UBS PW Tamarack International Fund, L.L.C. (the "Fund"), including the schedule of portfolio investments and the schedule of investments by country, as of December 31, 2002, and the related statement of operations for the year then ended and the statements of changes in members' capital for the year then ended and for the period from July 1, 2001 (commencement of operations) to December 31, 2001. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of UBS PW Tamarack International Fund, L.L.C. at December 31, 2002, the results of its operations for the year then ended and the changes in its members' capital for each of the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

/S/ ERNST & YOUNG LLP

New York, New York
February 14, 2003

                                                  UBS PW TAMARACK INTERNATIONAL FUND, L.L.C.
                                       STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL

--------------------------------------------------------------------------------------------

                                                                           DECEMBER 31, 2002

--------------------------------------------------------------------------------------------
ASSETS

Investments in securities, at value (cost $95,208,435)                          $ 90,907,353
Cash and cash equivalents                                                         49,339,031
Due from broker                                                                   52,942,911
Unrealized gain on forward foreign currency exchange contracts                       472,484
Receivables:
  Investments sold, not settled                                                    2,683,960
  Dividends                                                                           37,401
  Interest                                                                            23,004
--------------------------------------------------------------------------------------------

TOTAL ASSETS                                                                     196,406,144
--------------------------------------------------------------------------------------------

LIABILITIES

Securities sold, not yet purchased, at value (proceeds of sales $40,624,437)      39,467,826
Unrealized loss on forward foreign currency exchange contracts                     2,181,351
Payables:
  Withdrawals payable                                                             13,456,112
  Investments purchased, not settled                                               2,644,321
  PW Admin fee                                                                       166,830
  Professional fees                                                                  120,649
  Administration fee                                                                  73,955
  Other payables                                                                     129,569
--------------------------------------------------------------------------------------------

TOTAL LIABILITIES                                                                 58,240,613
--------------------------------------------------------------------------------------------

NET ASSETS                                                                      $138,165,531
--------------------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                                       $143,002,990
Accumulated net unrealized depreciation on investments and
  other assets and liabilities denominated in foreign currencies                  (4,837,459)
--------------------------------------------------------------------------------------------

TOTAL MEMBERS' CAPITAL                                                          $138,165,531
--------------------------------------------------------------------------------------------

        The accompanying notes are an integral part of these statements.

                                                   UBS PW TAMARACK INTERNATIONAL FUND, L.L.C.
                                                                      STATEMENT OF OPERATIONS

---------------------------------------------------------------------------------------------

                                                         FOR THE YEAR ENDED DECEMBER 31, 2002

---------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest                                                                           $  406,359
Dividends (less net foreign withholding taxes of $362,503)                          1,869,700
---------------------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                             2,276,059
---------------------------------------------------------------------------------------------

EXPENSES

PW Admin fee                                                                        1,454,791
Dividends                                                                             389,755
Custody fee                                                                           312,529
Professional fees                                                                     224,629
Administration fee                                                                    149,956
Miscellaneous                                                                          59,874
---------------------------------------------------------------------------------------------

TOTAL EXPENSES                                                                      2,591,534
---------------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                                  (315,475)
---------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS,
       EQUITY SWAPS, AND FOREIGN CURRENCY TRANSACTIONS

Net realized gain/(loss) from:
  Investments                                                                       1,098,731
  Equity swaps                                                                         44,814
  Foreign currency transactions                                                    (2,794,995)
Change in net unrealized appreciation/depreciation from:
  Investments                                                                      (4,761,186)
  Equity swaps                                                                         17,935
  Other assets and liabilities denominated in foreign currencies                   (1,718,720)
---------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS,
       EQUITY SWAPS, AND FOREIGN CURRENCY TRANSACTIONS                             (8,113,421)
---------------------------------------------------------------------------------------------

NET DECREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                          $(8,428,896)
---------------------------------------------------------------------------------------------

        The accompanying notes are an integral part of these statements.

                                                                                     UBS PW TAMARACK INTERNATIONAL FUND, L.L.C.
                                                                                      STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
                                                                                       PERIODS ENDED DECEMBER 31, 2002 AND 2001
------------------------------------------------------------------------------------------------------------------------------------

                                                                        MANAGING
                                                                         MEMBER                MEMBERS                TOTAL
------------------------------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT JULY 1, 2001
      (COMMENCEMENT OF OPERATIONS)                                    $       --           $         --          $         --

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                                     (3,680)              (288,561)             (292,241)
  Net realized loss from investments,
      equity swaps, and foreign currency transactions                    (57,298)            (2,984,295)           (3,041,593)
  Change in net unrealized appreciation/depreciation
      from investments, equity swaps, and other assets
      and liabilities denominated in foreign currencies                   21,759              1,594,372             1,616,131
Incentive Allocation                                                      25,142                     --                25,142
------------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL
      DERIVED FROM OPERATIONS                                            (14,077)            (1,678,484)           (1,692,561)
------------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                 1,125,000             75,207,385            76,332,385
  Offering costs                                                              --               (407,165)             (407,165)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL DERIVED
      FROM CAPITAL TRANSACTIONS                                        1,125,000             74,800,220            75,925,220
------------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2001                                 $1,110,923           $ 73,121,736          $ 74,232,659
------------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment income/(loss)                                            14,236               (329,711)             (315,475)
  Net realized gain/(loss) from investments,
      equity swaps, and foreign currency transactions                      5,073             (1,656,523)           (1,651,450)
  Change in net unrealized appreciation/depreciation
      from investments, equity swaps, and other assets
      and liabilities denominated in foreign currencies                  (45,804)            (6,416,167)           (6,461,971)
------------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL
      DERIVED FROM OPERATIONS                                            (26,495)            (8,402,401)           (8,428,896)
------------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                        --             85,849,790            85,849,790
  Members' withdrawals                                                   (25,142)           (13,456,112)          (13,481,254)
  Offering costs                                                             (56)                (6,712)               (6,768)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL DERIVED
      FROM CAPITAL TRANSACTIONS                                          (25,198)            72,386,966            72,361,768
------------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2002                                 $1,059,230           $137,106,301          $138,165,531
------------------------------------------------------------------------------------------------------------------------------------


        The accompanying notes are an integral part of these statements.

                                      UBS PW TAMARACK INTERNATIONAL FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2002

--------------------------------------------------------------------------------

1.       ORGANIZATION

         UBS PW Tamarack International Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on February 14, 2001. The Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as a closed-end, non-diversified management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund will seek to achieve its investment objective by investing, both long and short, primarily in equity securities of foreign issuers, with emphasis on mid-sized capitalization issuers in the developed markets outside the United States. Operations of the Fund commenced on July 1, 2001.

         The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS PW Tamarack Management, L.L.C. (the "Adviser"), a Delaware limited liability company, to provide investment advice to the Fund.

         The Adviser is a joint venture between PW Fund Advisor, L.L.C. ("PWFA") and ReachCapital Management L.L.C. ("RCMLLC"). PWFA is the managing Member of the Adviser and is an indirect, wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Investment professionals employed by RCMLLC will manage the Fund's investment portfolio on behalf of the Adviser under the oversight of PWFA's personnel. RCMLLC is also registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

         Initial and additional applications for interests by eligible Members may be accepted at such times as the Fund may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests.

         The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. Beginning in December 2002, the Adviser expects that, generally, it will recommend to the Directors that the Fund offer to repurchase interests from Members twice each year. A Member's interest in the Fund can only be transferred or assigned (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the approval of the Directors, which may be withheld in their sole and absolute discretion.

                                      UBS PW TAMARACK INTERNATIONAL FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2002

--------------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES

         A. PORTFOLIO VALUATION

         Net asset value of the Fund is determined by or at the direction of the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

         Securities traded on a foreign securities exchange are valued at their last sales prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices, in the case of securities held long, or ask prices, in the case of securities sold, not yet purchased, as reported by such exchange. Domestic exchange traded securities and securities included in the NASDAQ National Market System are valued at their last composite sales prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite ask prices for securities sold, not yet purchased, as reported by such exchanges. Listed options are valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other marketable securities for which market quotations are readily available are valued at their bid prices, or ask prices in the case of securities sold, not yet purchased, as obtained from one or more dealers making markets for such securities. If market quotations are not readily available, the securities and options described above are valued at fair value as determined in good faith by, or under the supervision of, the Directors. At December 31, 2002, no securities were valued at fair value.

         Debt securities are valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuations for normal institutional size trading units. Debt securities purchased with remaining maturities of 60 days or less, absent unusual circumstances, are valued at amortized cost, so long as such valuation is determined by the Directors to represent fair value.

         All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

                                      UBS PW TAMARACK INTERNATIONAL FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2002

--------------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A. PORTFOLIO VALUATION (CONTINUED)

         On occasion, the values of such foreign securities and exchange rates may be affected by significant events occurring between the time when determination of such values or exchange rates are made and the time that the net asset value of the Fund is determined. When such significant events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities are valued at fair value as determined in good faith, pursuant to policies established by the Directors.

         Foreign-denominated assets may involve more risks than domestic transactions, including political and economic risk and regulatory risk. Risks may also arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

         B. SECURITIES TRANSACTIONS AND INCOME RECOGNITION

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis net of foreign withholding taxes and reclaims, if applicable. Interest income and expense is recorded on the accrual basis. Premiums and discounts on debt securities are amortized/accreted to interest income/expense using the interest method. Realized gains and losses from security and foreign currency transactions are calculated on the identified cost basis. The Fund does not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities held. Such fluctuations are included in net realized and unrealized gain or loss from investments. Net realized exchange gain or loss from foreign currency transactions represent net foreign exchange gain or loss from forward foreign currency contracts, disposition of foreign currencies, currency gain or loss realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange gain or loss arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates.

         C. FUND COSTS

         The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value, including valuation services provided by third parties; costs of insurance; registration expenses; certain organization costs; expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors. Offering costs are charged to capital as incurred.

                                      UBS PW TAMARACK INTERNATIONAL FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2002

--------------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         D. INCOME TAXES

         No provision for the payment of Federal, state or local income taxes has been provided, since the Fund is not subject to income tax. Each Member is individually required to report on its own tax returns its distributive share of the Fund's taxable income or loss.

         E. CASH AND CASH EQUIVALENTS

         Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

         F. USE OF ESTIMATES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.       PW ADMIN FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND
         OTHER

         PWFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for such services, the Fund pays PWFA a monthly fee (the "PW Admin Fee") at an annual rate of 1.25% of the Fund's net assets, excluding assets attributable to the Adviser's capital account. The PW Admin Fee is paid to PWFA out of Fund assets and debited against the Members' capital accounts, excluding the Adviser. A portion of the PW Admin Fee is paid by PWFA to RCMLLC.

         UBS PaineWebber Inc. ("UBS PWI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a distributor for the Fund. The Fund also may distribute interests through brokers or dealers with which it has entered into distribution agreements. Sales loads, if any, charged on contributions are debited against the contribution amounts to arrive at a net subscription amount. The sales load does not constitute assets of the Fund.

         The Fund may execute portfolio transactions through UBS PWI and its affiliates. During the year ended December 31, 2002, UBS PWI and its affiliates earned brokerage commissions of $339,939 from portfolio transactions executed on behalf of the Fund.

                                      UBS PW TAMARACK INTERNATIONAL FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2002

--------------------------------------------------------------------------------

3. PW ADMIN FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         The net increase (or decrease) in Members' capital derived from operations (net profit or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis, other than the PW Admin Fee which is similarly allocated to all Members' other than the Adviser as described above. Upon a Member's withdrawal from the Fund and generally, at the end of each fiscal year, the Adviser is entitled to an incentive allocation (the "Incentive Allocation") of 20% of the net profits, if any, that would have been credited to the Member's capital account for such period. The Incentive Allocation is made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. The Incentive Allocation for the year ended December 31, 2002 and for the period ended December 31, 2001 was $0 and $25,142, respectively, and has been recorded as an increase to the Adviser's capital account.

         Each Director who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed related to Directors by the Fund for the year ended December 31, 2002 were $21,000.

         PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian of the Fund's assets and provides custodial services for the Fund. PFPC Trust Company entered into a service agreement whereby PNC Bank, NA provides securities clearance functions.

         PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund, and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and
         (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by PFPC Inc.

4.       SECURITIES TRANSACTIONS

         Aggregate purchases and proceeds from sales of investment securities for the year ended December 31, 2002, amounted to $787,271,319 and $779,012,639, respectively. Included in these amounts are purchases and proceeds from securities sold, not yet purchased amounting to $206,020,736 and $238,958,325, respectively. Net realized gains resulting from short positions was $9,500,234 for the year ended December 31, 2002.

         At December 31, 2002, the tax basis of investments was $57,024,355 resulting in accumulated net unrealized depreciation on investments of $5,584,828, consisting of $3,582,103 gross unrealized appreciation and $9,166,931 gross unrealized depreciation. The difference between the book and tax basis of investments is primarily attributable to wash sales.

                                      UBS PW TAMARACK INTERNATIONAL FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2002

--------------------------------------------------------------------------------

5.       SHORT-TERM BORROWINGS

         The Fund has the ability to trade on margin and, in that connection, borrows funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. The Fund had no borrowings outstanding during the year ended December 31, 2002.

6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Fund may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward and futures contracts, options, equity swaps and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates.

         Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members' Capital.

         Securities sold, not yet purchased represents obligations of the Fund to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Fund's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members' Capital. The cash due from broker (Morgan Stanley & Co., Incorporated) is primarily related to securities sold, not yet purchased; its use is therefore restricted until the securities are purchased.

         The Fund enters into equity swap contracts whereby the Fund makes or receives payments based on the performance of the security and notional amounts of the swap contract. The Fund is subject to the market risk associated with changes in the value of the underlying equity securities, as well as exposure to credit risk associated with counterparty nonperformance on swap contracts which is limited to the unrealized gains inherent in such contracts which are recognized in the Statement of Assets, Liabilities and Members' Capital. The unrealized gain or loss, rather than the contract amount, represents the approximate future cash to be received or paid, respectively. At December 31, 2002, the Fund was not a party to any equity swap agreements.

                                      UBS PW TAMARACK INTERNATIONAL FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2002

--------------------------------------------------------------------------------

6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio  positions.  The  Fund  may also  purchase  and sell  forward contracts to seek to increase total return. All commitments are "marked-to-market" daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

         At December 31, 2002, the Fund had outstanding forward foreign currency exchange contracts to purchase foreign currencies as follows:

                                                            Value on                                        Unrealized
         Open Foreign Currency                             Settlement                                       ----------
         Purchase Contracts                                   Date         Current Value             Gain                Loss
         -----------------------------------------------------------------------------------------------------------------------
         Euros
          expiring 01/10/03                                $9,307,113       $8,834,629              $472,484           $      --
         -----------------------------------------------------------------------------------------------------------------------
                                                                                                    $472,484           $      --
                                                                                                    ============================

          At December 31, 2002, the Fund had outstanding forward foreign currency exchange contracts to sell foreign currencies as follows:

                                                            Value on                                        Unrealized
         Open Foreign Currency                             Settlement                                       ----------
         Purchase Contracts                                   Date         Current Value             Gain                Loss
         -----------------------------------------------------------------------------------------------------------------------
         Euros
          expiring 01/10/03                                $31,818,397      $33,999,748             $     --         $(2,181,351)
         -----------------------------------------------------------------------------------------------------------------------
                                                                                                    $     --         $(2,181,351)
                                                                                                    ============================

         In addition, the Fund had outstanding one Euro denominated forward foreign currency exchange contract to hedge the settlement of foreign denominated securities trades which were still outstanding as of December 31, 2002. The unrealized loss on this open contract, which expired on January 6, 2003, was $(113) and has been included in Change in net unrealized appreciation/depreciation from investments on the Statement of Operations.

                                      UBS PW TAMARACK INTERNATIONAL FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2002

--------------------------------------------------------------------------------

6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         During the year ended December 31, 2002, the Fund did not trade any futures contracts or engage in option transactions.

7.       FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for the period indicated:

                                                                                                           FOR THE PERIOD
                                                                                                            JULY 1, 2001
                                                                                                          (COMMENCEMENT OF
                                                                               YEAR ENDED                OPERATIONS) THROUGH
                                                                            DECEMBER 31, 2002            DECEMBER 31, 2001
                                                                            -----------------            -----------------
         Ratio of net investment loss to average net assets***                     (0.28%)                     (0.84%)*
         Ratio of total expenses to average net assets***                           2.29%                       2.53%*
         Portfolio turnover rate                                                  669.30%                     375.17%
         Total return                                                              (4.30%)**                   (4.09%)**
         Net asset value at end of period                                    $138,165,531                 $74,232,659

         *        Annualized.
         ** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation to the Adviser, and does not reflect the deduction of sales loads, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.
         *** The average net assets used in the above ratios is calculated by adding any withdrawals payable effective at the end of a period to the net assets for such period.

                                                           UBS PW TAMARACK INTERNATIONAL FUND, LLC

                                                                 SCHEDULE OF PORTFOLIO INVESTMENTS

--------------------------------------------------------------------------------------------------
                                                                                 DECEMBER 31, 2002

         SHARES                                                                       MARKET VALUE
--------------------------------------------------------------------------------------------------
                  INVESTMENTS IN SECURITIES (65.80%)
                  ----------------------------------
                  COMMON STOCK (65.80%)
                  ---------------------

                  ADVERTISING SERVICES (1.95%)
         351,738  WPP Group PLC - (United Kingdom)**                                  $  2,686,916
                                                                                      ------------
                  AIRLINES (1.51%)
         216,344  Koninklijke Luchtvaart Maatschappij - (Netherlands)**                  2,084,051
                                                                                      ------------
                  ATHLETIC FOOTWEAR (0.77%)
          15,535  Puma AG - (Germany)**,(a)                                              1,060,097
                                                                                      ------------
                  BREWERY (1.65%)
          58,352  Heineken NV - (Netherlands)**                                          2,277,820
                                                                                      ------------
                  BROADCAST SERVICES/PROGRAMMING (1.36%)
         548,782  HIT Entertainment PLC - (United Kingdom)**,(a)                         1,877,403
                                                                                      ------------
                  BUILDING & CONSTRUCTION - MISCELLANEOUS (1.38%)
          94,760  Volker Wessels Stevin NV - (Netherlands)**,(a)                         1,910,175
                                                                                      ------------
                  BUILDING - CONSTRUCTION (0.76%)
          84,930  CRH PLC - (Ireland)**                                                  1,051,632
                                                                                      ------------
                  BUILDING - HEAVY CONSTRUCTION (2.45%)
          59,964  Vinci SA -  (France)**,(a)                                             3,378,980
                                                                                      ------------
                  CABLE TELEVISION (1.92%)
         258,463  British Sky Broadcasting Group PLC - (United Kingdom)*,**              2,658,875
                                                                                      ------------
                  CELLULAR TELECOMMUNICATIONS (1.07%)
          46,139  VimpelCom - ADR*                                                       1,476,909
                                                                                      ------------
                  CHEMICALS - SPECIALTY (2.44%)
          79,057  Clariant AG - (Switzerland)**                                          1,263,595
          34,681  Lonza Group AG - (Switzerland)**,(a)                                   2,106,910
                                                                                      ------------
                                                                                         3,370,505
                                                                                      ------------

    The preceding notes are an integral part of these financial statements.

                                                                              13

                                                           UBS PW TAMARACK INTERNATIONAL FUND, LLC

                                                                 SCHEDULE OF PORTFOLIO INVESTMENTS

--------------------------------------------------------------------------------------------------
                                                                                 DECEMBER 31, 2002

         SHARES                                                                       MARKET VALUE
--------------------------------------------------------------------------------------------------
                  COMMON STOCK (CONTINUED)
                  ------------------------

                  COMMERCIAL BANKS - NON US (0.34%)
          65,009  Anglo Irish Bank Corp. PLC - (Ireland)**                            $    462,513
                                                                                      ------------
                  DATA PROCESSING/MANAGEMENT (1.45%)
         711,157  Autonomy Corp. PLC - (United Kingdom)*,**                              2,003,559
                                                                                      ------------
                  DISTRIBUTION/WHOLESALE (1.21%)
         212,283  IAWS Group PLC - (Ireland)**                                           1,672,923
                                                                                      ------------
                  DIVERSIFIED FINANCIAL SERVICES (5.37%)
          49,777  Deutsche Boerse AG - (Germany)**,(a)                                   1,993,232
          55,684  Gjensidige NOR ASA  - (Norway)**                                       1,824,585
         220,325  Irish Life & Permanent PLC - (Ireland)**                               2,381,342
         163,102  Sampo Insurance Co. Ltd. - (Finland)**                                 1,240,846
                                                                                      ------------
                                                                                         7,440,005
                                                                                      ------------
                  DIVERSIFIED MANUFACTURING OPERATIONS (1.77%)
          54,731  Norsk Hydro ASA - (Norway)**,(a)                                       2,453,030
                                                                                      ------------
                  E - COMMERCE/PRODUCTS (0.54%)
         446,708  Lastminute.Com PLC - (United Kingdom)*,**                                740,729
                                                                                      ------------
                  ELECTRIC - INTEGRATED (1.01%)
         100,436  Public Power Corp. - (Greece)**                                        1,391,182
                                                                                      ------------
                  ELECTRONIC COMPONENTS - MISCELLANEOUS (0.10%)
          10,212  Celestica, Inc. - (Canada)*,**                                           142,535
                                                                                      ------------
                  ENGINEERING/R&D SERVICES (0.45%)
         218,820  ABB, Ltd. - (Sweden)*,**                                                 625,320
                                                                                      ------------
                  FOOD - MEAT PRODUCTS (1.15%)
       3,729,335  People's Food Holdings Ltd. - (Singapore)**,(a)                        1,590,436
                                                                                      ------------

    The preceding notes are an integral part of these financial statements.

                                                                              14

                                                           UBS PW TAMARACK INTERNATIONAL FUND, LLC

                                                                 SCHEDULE OF PORTFOLIO INVESTMENTS

--------------------------------------------------------------------------------------------------
                                                                                 DECEMBER 31, 2002

         SHARES                                                                       MARKET VALUE
--------------------------------------------------------------------------------------------------
                  COMMON STOCK (CONTINUED)
                  ------------------------

                  FOOD - MISCELLANEOUS/DIVERSIFIED (2.98%)
           7,294  Nestle SA - (Switzerland)**                                         $  1,545,641
         150,829  Orkla ASA - (Norway)**,(a)                                             2,569,062
                                                                                      ------------
                                                                                         4,114,703
                                                                                      ------------
                  GOLD MINING (1.03%)
          92,634  Barrick Gold Corp. - (Canada)**                                        1,427,818
                                                                                      ------------
                  HOME FURNISHINGS (0.59%)
          66,964  Ekornes ASA - (Norway)**                                                 811,948
                                                                                      ------------
                  MACHINERY - GENERAL INDUSTRY (1.78%)
         110,479  Saurer AG - (Switzerland)*,**,(a)                                      2,456,971
                                                                                      ------------
                  MEDICAL - DRUGS (3.16%)
           8,136  Serono SA - (Switzerland)**,(a)                                        4,360,179
                                                                                      ------------
                  METAL - ALUMINUM (1.33%)
          62,452  Alcan Ltd. - (Canada)**                                                1,831,522
                                                                                      ------------
                  MONEY CENTER BANKS (0.54%)
         109,410  Banco Santander Central Hispano SA - (Spain)**                           750,854
                                                                                      ------------
                  MULTI-LINE INSURANCE (3.09%)
         827,722  Brit Insurance Holdings PLC - (United Kingdom)*,**                     1,012,737
         192,621  ING Groep NV - (Netherlands)**                                         3,262,330
                                                                                      ------------
                                                                                         4,275,067
                                                                                      ------------
                  OIL COMPANY - INTEGRATED (3.44%)
          51,350  Petroleo Brasileiro S.A. ADR                                             767,169
          90,509  Royal Dutch Petroleum Co. - (Netherlands)**,(a)                        3,984,231
                                                                                      ------------
                                                                                         4,751,400
                                                                                      ------------
                  OIL - FIELD SERVICES (0.90%)
         478,608  John Wood Group - (United Kingdom)**                                   1,238,596
                                                                                      ------------

    The preceding notes are an integral part of these financial statements.

                                                                              15

                                                           UBS PW TAMARACK INTERNATIONAL FUND, LLC

                                                                 SCHEDULE OF PORTFOLIO INVESTMENTS

--------------------------------------------------------------------------------------------------
                                                                                 DECEMBER 31, 2002

         SHARES                                                                       MARKET VALUE
--------------------------------------------------------------------------------------------------
                  COMMON STOCK (CONTINUED)
                  ------------------------

                  PUBLISHING PERIODICALS (1.39%)
         304,573  Eniro AB - (Sweden)**                                               $  1,922,516
                                                                                      ------------

                  RETAIL - APPAREL/SHOE (1.09%)
         127,645  Next PLC - (United Kingdom)**                                          1,513,475
                                                                                      ------------
                  RETAIL - DRUG STORE (1.10%)
         160,468  Boots Co., PLC - (United Kingdom)**                                    1,513,856
                                                                                      ------------
                  RUBBER - TIRES (1.55%)
         137,249  Continental AG - (Germany)*,**,(a)                                     2,145,933
                                                                                      ------------
                  SATELLITE TELECOMMUNICATIONS (0.64%)
          84,194  PT Multimedia - Servicos de Telecomunicacoes e Multimedia
                   SGPS SA - (Portugal)*,**                                                885,258
                                                                                      ------------
                  STEEL - PRODUCERS (1.33%)
          75,922  voestalpine AG - (Austria)**                                           1,844,333
                                                                                      ------------
                  TELEPHONE - INTEGRATED (5.28%)
         571,823  Koninklijke (Royal) KPN NV - (Netherlands)*,**                         3,720,267
         471,132  Telecom Italia SpA - (Italy)**,(a)                                     3,574,388
                                                                                      ------------
                                                                                         7,294,655
                                                                                      ------------
                  TRANSPORT SERVICES (0.58%)
          49,235  TPG NV - (Netherlands)**                                                 798,221
                                                                                      ------------
                  WATER (1.55%)
         256,530  Kelda Group PLC - (United Kingdom)**                                   1,751,066
          37,708  Pennon Group PLC - (United Kingdom)**                                    390,947
                                                                                      ------------
                                                                                         2,142,013
                                                                                      ------------
                  WEB PORTALS/ISP (1.79%)
         442,887  T-Online International AG - (Germany)*,**,(a)                          2,472,440
                                                                                      ------------
                  TOTAL COMMON STOCK (COST $95,208,435)                                 90,907,353
                                                                                      ------------
                  INVESTMENTS IN SECURITIES (COST $95,208,435)                          90,907,353
                                                                                      ------------

    The preceding notes are an integral part of these financial statements.

                                                                              16

                                                           UBS PW TAMARACK INTERNATIONAL FUND, LLC

                                                                 SCHEDULE OF PORTFOLIO INVESTMENTS

--------------------------------------------------------------------------------------------------
                                                                                 DECEMBER 31, 2002

         SHARES                                                                       MARKET VALUE
--------------------------------------------------------------------------------------------------
                  SECURITIES SOLD, NOT YET PURCHASED  ((28.57)%)
                  ----------------------------------------------
                  COMMON STOCK SOLD, NOT YET PURCHASED ((28.57)%)
                  -----------------------------------------------

                  ADVERTISING SALES ((1.04)%)
          75,600  SR Teleperformance - (France)*,**                                    $(1,435,890)
                                                                                      ------------
                  APPLIANCES ((0.87)%)
          76,309  Electrolux AB Series B - (Sweden)*,**                                 (1,204,188)
                                                                                      ------------
                  AUTO - CARS/LIGHT TRUCKS ((1.12)%)
           3,736  Porsche AG - (Germany)*,**                                            (1,552,469)
                                                                                      ------------
                  BUILDING PRODUCTS - DOORS & WINDOWS ((0.89)%)
          72,943  Masonite International Corp. - (Canada)*,**                           (1,229,122)
                                                                                      ------------
                  COMMERCIAL BANKS NON - US ((1.12)%)
         150,440  Bank of Ireland - (Ireland)*,**                                       (1,545,492)
                                                                                      ------------
                  COMMERCIAL SERVICES ((0.96)%)
         204,337  Intertek Testing Services PLC - (United Kingdom)*,**                  (1,330,651)
                                                                                      ------------
                  COMPUTER SERVICES ((1.10)%)
          62,367  Atos Origin SA - (France)*,**                                         (1,518,321)
                                                                                      ------------
                  DISTRIBUTION/WHOLESALE ((1.01)%)
          67,370  Buhrmann N.V. - (Netherlands)*,**                                       (294,090)
         131,292  Wolseley PLC - (United Kingdom)*,**                                   (1,102,278)
                                                                                      ------------
                                                                                        (1,396,368)
                                                                                      ------------
                  DIVERSIFIED MANUFACTURING OPERATIONS ((0.51)%)
          16,557  Siemans AG - (Germany)*,**                                              (703,651)
                                                                                      ------------
                  ELECTRIC - INTEGRATED ((1.54)%)
          50,375  RWE AG - (Germany)*,**                                                (1,305,668)
          63,890  Unified Energy Systems - GDR                                            (823,542)
                                                                                      ------------
                                                                                        (2,129,210)
                                                                                      ------------

    The preceding notes are an integral part of these financial statements.

                                                                              17

                                                           UBS PW TAMARACK INTERNATIONAL FUND, LLC

                                                                 SCHEDULE OF PORTFOLIO INVESTMENTS

--------------------------------------------------------------------------------------------------
                                                                                 DECEMBER 31, 2002

         SHARES                                                                       MARKET VALUE
--------------------------------------------------------------------------------------------------
                  COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
                  ------------------------------------------------

                  ELECTRONIC COMPONENTS - SEMICONDUCTORS ((0.90)%)
       1,606,868  ARM Holdings PLC - (United Kingdom)*,**                             $ (1,241,710)
                                                                                      ------------
                  ENERGY - ALTERNATIVE SOURCES ((0.94)%)
          79,082  Gamesa Corp. Tecnologica, SA - (Spain)*,**                            (1,295,392)
                                                                                      ------------
                  ENGINEERING/R&D SERVICES ((0.79)%)
          50,598  SNC-Lavalin Group Inc. - (Canada)*,**                                 (1,090,571)
                                                                                      ------------
                  FOOD - CATERING ((0.56)%)
         145,880  Compass Group PLC - (United Kingdom)*,**                                (775,013)
                                                                                      ------------
                  FOOD - RETAIL ((4.20)%)
          16,542  Carrefour SA - (France)**                                               (736,515)
         299,054  J. Sainsbury PLC - (United Kingdom)*,**                               (1,342,033)
          29,905  Metro AG - (Germany)*,**                                                (713,914)
         586,058  Safeway PLC - (United Kingdom)*,**                                    (2,012,001)
         722,073  Somerfield PLC - (United Kingdom)*,**                                   (993,907)
                                                                                        (5,798,370)
                                                                                      ------------
                  GAMBLING (NON-HOTEL) ((0.62)%)
         233,560  William Hill PLC - (United Kingdom)*,**                                 (853,538)
                                                                                      ------------
                  HOTELS & MOTELS ((0.72)%)
          33,083  Accor SA - (France)*,**                                               (1,001,894)
                                                                                      ------------
                  HUMAN RESOURCES ((1.00)%)
         346,854  Capita Group PLC - (United Kingdom)*,**                               (1,382,040)
                                                                                      ------------
                  INTERNET FINANCIAL SERVICES ((0.86)%)
         511,232  Egg PLC - (United Kingdom)*,**                                        (1,185,166)
                                                                                      ------------
                  LIFE/HEALTH INSURANCE ((0.72)%)
         476,317  St. James's Place Capital PLC - (United Kingdom)*,**                    (989,201)
                                                                                      ------------

    The preceding notes are an integral part of these financial statements.

                                                                              18

                                                           UBS PW TAMARACK INTERNATIONAL FUND, LLC

                                                                 SCHEDULE OF PORTFOLIO INVESTMENTS

--------------------------------------------------------------------------------------------------
                                                                                 DECEMBER 31, 2002

         SHARES                                                                       MARKET VALUE
--------------------------------------------------------------------------------------------------
                  COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
                  ------------------------------------------------

                  MEDICAL - BIOMEDICAL/GENETICS ((1.33)%)
          77,064  Cambridge Antibody Technology Group PLC - (United Kingdom)*,**      $   (637,075)
         106,194  Perbio Science AB - (Sweden)*,**                                      (1,206,566)
                                                                                      ------------
                                                                                        (1,843,641)
                                                                                      ------------
                  MEDICAL PRODUCTS ((0.63)%)
          13,648  Nobel Biocare Holding AG - (Switzerland)*,**                            (877,498)
                                                                                      ------------
                  MULTI-LINE INSURANCE ((0.98)%)
         693,414  Royal & Sun Alliance Insurance Group PLC - (United Kingdom)*,**       (1,347,964)
                                                                                      ------------
                  PAPER & RELATED PRODUCTS ((1.04)%)
         144,447  Cascades, Inc. - (Canada)*,**                                         (1,430,956)
                                                                                      ------------
                  POWER CONVERTERS/SUPPLY EQUIPMENT ((0.56)%)
          77,509  Vestas Wind Systems A/S - (Denmark)*,**                                 (771,989)
                                                                                      ------------
                  RETAIL - JEWELRY ((0.43)%)
          31,585  Compagnie Financiere Richemonte AG - (United Kingdom)*,**               (589,353)
                                                                                      ------------
                  RETAIL - MUSIC STORE ((0.98)%)
         706,649  HMV Group PLC - (United Kingdom)*,**                                  (1,353,784)
                                                                                      ------------
                  SECURITY SERVICES ((0.63)%)
          41,250  Group 4 Falck A/S - (Denmark)*,**                                       (871,234)
                                                                                      ------------
                  TELECOMMUNICATIONS SERVICES ((0.52)%)
         161,014  Tiscali SpA - (Italy)*,**                                               (723,150)
                                                                                      ------------
                  TOTAL COMMON STOCK SOLD, NOT YET PURCHASED
                  (PROCEEDS $(40,624,437))                                             (39,467,826)
                                                                                      ------------
                  SECURITIES SOLD, NOT YET PURCHASED
                  (PROCEEDS$ (40,624,437))                                             (39,467,826)
                                                                                      ------------

          TOTAL INVESTMENTS IN SECURITIES AND SECURITIES SOLD, NOT YET
          PURCHASED -- 37.23%                                                          51,439,527
                                                                                      ------------
          OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 62.77%                         86,726,004
                                                                                      ------------
          TOTAL NET ASSETS -- 100.00%                                                 $138,165,531
                                                                                      ============

    The preceding notes are an integral part of these financial statements.

                                                                              19

                                                           UBS PW TAMARACK INTERNATIONAL FUND, LLC

                                                                 SCHEDULE OF PORTFOLIO INVESTMENTS

--------------------------------------------------------------------------------------------------
                                                                                 DECEMBER 31, 2002

                                                                                      MARKET VALUE
--------------------------------------------------------------------------------------------------

    *   Non-income producing security
    ** Foreign Security Market value quoted in U.S. dollars at prevailing exchange rates.
    (a) Partially or wholly held ($20,798,393, total market value) in a pledged account by the Custodian as collateral for securities sold, not yet purchased.

    The preceding notes are an integral part of these financial statements.

                                                      UBS PW TAMARACK INTERNATIONAL FUND, L.L.C.
                                                              SCHEDULE OF INVESTMENTS BY COUNTRY

------------------------------------------------------------------------------------------------

                                                                               DECEMBER 31, 2002

------------------------------------------------------------------------------------------------
                                                                                    PERCENTAGE
COMMON STOCK                                                 MARKET VALUE          OF NET ASSETS
Netherlands                                                   $18,037,095              13.06%
United Kingdom                                                 17,388,160              12.59%
Switzerland                                                    11,733,296               8.49%
Germany                                                         7,671,700               5.55%
Norway                                                          7,658,625               5.54%
Ireland                                                         5,568,410               4.03%
Italy                                                           3,574,388               2.59%
Canada                                                          3,401,875               2.46%
France                                                          3,378,980               2.45%
Sweden                                                          2,547,836               1.84%
Austria                                                         1,844,333               1.33%
Singapore                                                       1,590,436               1.15%
Russia                                                          1,476,909               1.07%
Greece                                                          1,391,183               1.01%
Finland                                                         1,240,846               0.90%
Portugal                                                          885,258               0.64%
Brazil                                                            767,169               0.56%
Spain                                                             750,854               0.54%
------------------------------------------------------------------------------------------------

TOTAL COMMON STOCK                                             90,907,353              65.80%
------------------------------------------------------------------------------------------------

COMMON STOCK SOLD, NOT YET PURCHASED

United Kingdom                                                (17,135,713)            -12.41%
France                                                         (4,692,621)             -3.40%
Germany                                                        (4,275,702)             -3.09%
Canada                                                         (3,750,649)             -2.71%
Sweden                                                         (2,410,754)             -1.74%
Denmark                                                        (1,643,223)             -1.19%
Ireland                                                        (1,545,492)             -1.12%
Spain                                                          (1,295,392)             -0.94%
Switzerland                                                      (877,498)             -0.64%
Russia                                                           (823,542)             -0.60%
Italy                                                            (723,150)             -0.52%
Netherlands                                                      (294,090)             -0.21%
------------------------------------------------------------------------------------------------

TOTAL COMMON STOCK SOLD, NOT YET PURCHASED                    (39,467,826)            -28.57%
------------------------------------------------------------------------------------------------

OTHER ASSETS IN EXCESS OF OTHER LIABILITIES                    86,726,004              62.77%
------------------------------------------------------------------------------------------------

TOTAL NET ASSETS                                            $ 138,165,531             100.00%
------------------------------------------------------------------------------------------------

    The preceding notes are an integral part of these financial statements.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

DIRECTORS AND OFFICERS (Unaudited)
Information pertaining to the Directors and officers of the Fund is set forth below. The statement of additional information (SAI) includes additional information about the Directors and is available without charge, upon request, by calling UBS PaineWebber's Alternative Investment Group at 800-580-2359.

------------------------------------------------------------------------------------------------------------------------
                                                                                    NUMBER OF
                                                                                   PORTFOLIOS
                                                                                     IN FUND      OTHER TRUSTEESHIPS/
                                TERM OF OFFICE                                       COMPLEX         DIRECTORSHIPS
NAME, AGE, ADDRESS AND          AND LENGTH OF        PRINCIPAL OCCUPATION(S)        OVERSEEN       HELD BY DIRECTOR
POSITION(S) WITH FUND            TIME SERVED1          DURING PAST 5 YEARS             BY        OUTSIDE FUND COMPANY
                                                                                    DIRECTOR 2
------------------------------------------------------------------------------------------------------------------------
                                            DISINTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------
Meyer Feldberg, (60)                Term -       Dean and Professor of Mgmt of         36       Director of:
UBS PaineWebber Inc.              Indefinite     Graduate School of Business,                   Primedia, Inc.,
1285 Avenue of the Americas      Length-since    Columbia University                            Federated Department
New York, NY 10019                Inception                                                     Stores, Inc.,
Director                                                                                        Revlon, Inc. and
                                                                                                Select Medical, Inc.
------------------------------------------------------------------------------------------------------------------------
George W. Gowen, (73)               Term -       Law partner for Dunnington,           36       None
UBS PaineWebber Inc.              Indefinite     Bartholow & Miller
1285 Avenue of the Americas      Length-since
New York, NY 10019                Inception
Director
------------------------------------------------------------------------------------------------------------------------
M. Cabell Woodward, Jr., (73)       Term -       Retired                               14       None
UBS PaineWebber Inc.              Indefinite
1285 Avenue of the Americas      Length-since
New York, NY 10019                 Inception
Director
------------------------------------------------------------------------------------------------------------------------
                                               INTERESTED DIRECTOR
------------------------------------------------------------------------------------------------------------------------
E. Garrett Bewkes, Jr., (76)  Term - Indefinite  Consultant to UBS  PaineWebber        36       Director of Interstate
UBS PaineWebber Inc.           Length - since    Inc., since  May 1999                          Bakeries Corporation
1285 Avenue of the Americas      Inception       Director of PaineWebber, Inc.
New York, NY 10019                               prior to November  2000
Director
------------------------------------------------------------------------------------------------------------------------
                                         OFFICER(S) WHO ARE NOT DIRECTORS
------------------------------------------------------------------------------------------------------------------------
Mitchell A. Tanzman, (43)      Term-Indefinite   Managing Director of UBS              N/A                N/A
UBS PaineWebber Inc.            Length- since    PaineWebber Inc.'s, Alternative
1285 Avenue of the Americas       Inception      Investment Group, since
New York, NY 10019                               February 1998.
Principal Executive Officer
------------------------------------------------------------------------------------------------------------------------
Michael Mascis, (35)           Term-Indefinite   First Vice President / CFO of         N/A                N/A
UBS PaineWebber Inc.            Length- since    UBS PaineWebber Inc.'s,
1285 Avenue of the Americas       July 2002      Alternative Investment Group,
New York, NY 10019                               since July 2002.
Principal Accounting Officer                     Prior to July 2002, Partner
                                                 Arthur Andersen LLP
------------------------------------------------------------------------------------------------------------------------
Mark D. Goldstein, (37)        Term-Indefinite   Senior Associate General              N/A                N/A
UBS PaineWebber Inc.            Length- since    Counsel and First Vice
1285 Avenue of the Americas       Inception      President of UBS PaineWebber
New York, NY 10019                               Inc., since May 1998. Prior to
Secretary                                        May 1998, Associate of Schulte
                                                 Roth & Zabel
------------------------------------------------------------------------------------------------------------------------
Lisa Bloomberg,  (35)          Term-Indefinite   Associate General Counsel and         N/A                N/A
UBS PaineWebber Inc.            Length- since    First Vice President of UBS
1285 Avenue of the Americas       Inception      PaineWebber, Inc, since April
New York, NY 10019                               1999.  Prior to April 1999,
Assistant Secretary                              Associate of Skadden, Arps,
                                                 Slate, Meagher & Flom, LLP.
------------------------------------------------------------------------------------------------------------------------

1 For Directors, their terms are for the duration of the term of the Fund, unless his status as a Director shall be sooner terminated by death, adjudicated incompetent, voluntarily withdraw, physically unable to perform duties, removed either by vote or written consent of at least two-thirds of the Directors or vote or written consent of Members holding not less than two-thirds of the total number of votes eligible to be cast by all Members.

2 Of the 36 funds/portfolios in the complex, 22 are advised by an affiliate of UBS PaineWebber, Inc., and 14 comprise UBS PaineWebber's Alternative Investment Group of Funds.